Commitments and Contingencies	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies
Commitments and Contingencies

10. Commitments and Contingencies

The Company has a three-year employment contract with its President, effective July 1, 2017, which was extended by mutual agreement for each one year periods ending June 30, 2021 and 2022. The agreement provided for an annual base salary of $175,000 for the year ended June 30, 2018, with subsequent annual increases of 3% or the percentage increase in Consumer Price Index (“CPI”), whichever is higher, plus $25,000 cash bonus for the year ended June 30, 2018, and a discretionary bonus for subsequent years. Bonuses totaling $100,000 and $50,000 were awarded for the years ended June 30, 2021 and 2020, respectively. The agreement also provided for a grant of options to purchase 25,000 shares of the Company’s stock, which were granted during the year ended June 30, 2018.

No shares were granted during the year ended June 30, 2021, and 215,366 shares were authorized to be granted by the Board of Directors during the year ended June 30, 2020, which shares were not available and subject to amendment to the Company’s 2012 Stock Option Plan which was approved in February 2021. The agreement also contains a provision that within one year of a change of control, if either the Company terminates the employment for any reason other than for "cause" or the Presidents terminates her employment for "good reason", the President will have the right to receive a lump sum payment equal to three times the average of her total annual compensation paid for the last five years preceding such termination.

The Company has a three-year employment contract with its President of the Genie Products Division of the Benchtop Laboratory Equipment Operations and Corporate Secretary effective July 1, 2017, which was extended by mutual agreement for each one year period ending June 30, 2021 and 2022. The agreement provides for an annual base salary of $153,000 for the year ended June 30, 2018, with subsequent annual increases of 3% or percentage increase in the CPI, whichever is higher, plus $10,000 cash bonus for the year ended June 30, 2018, and a discretionary bonus for subsequent years. No bonus was awarded for the year ended June 30, 2021 and a $5,000 bonus was awarded in 2020. The agreement also provides for a grant of options to purchase 7,500 shares of the Company’s stock, which were granted during the year ended June 30, 2018. No options were granted during the year ended June 30, 2021 or 2020.

The Company has a three-year employment contract with its President and Director of Marketing of Torbal Products Division of the Benchtop Laboratory Equipment Operations and Director of Marketing effective July 1, 2017, which was extended by mutual agreement for each one year periods ending June 30, 2021 and 2022. The agreement provides for an annual base salary of $157,000 for the year ended June 30, 2018, with subsequent annual increases of 4% or percentage increase in the CPI, whichever is higher, plus $10,000 cash bonus for the year ended June 30, 2018 and subsequent years, subject to a minimum increase of 5% in the divisions’ EBITDA for the related year. The agreement also provides for a grant of options to purchase 7,500 shares of the Company’s stock, which were granted during the year ended June 30, 2018. No options were granted during the year ended June 30, 2021 or 2020. A performance-based bonus of $10,000 was awarded during the years ended June 30, 2020. No bonus was awarded for the year ended June 30, 2021.

The Company has a three-year employment contract with its President of Scientific Bioprocessing, Inc., effective July 1, 2020. The agreement provides for an annual base salary of $175,000, with subsequent annual increases of 3% or percentage increase in Consumer Price Index (“CPI”), whichever is higher, plus discretionary bonuses. The agreement also provides for a grant of options to purchase 215,366 shares which were authorized to be granted by the Board of Directors during the year ended June 30, 2020, which shares were not available and subject to amendment to the Company’s 2012 Stock Option Plan which was approved in February 2021.  Prior to July 1, 2020, the officer had a consulting agreement, which terminated upon becoming an employee of the Company. Consulting fees paid under this agreement amounted to $145,000 for the year ended June 30, 2020, respectively plus stock options valued at $36,000 were granted as part of the total compensation under the consulting agreement, for the year ended June 30, 2020.  Bonuses amounting to $100,000 were awarded during the year ended June 30, 2021 and $50,000 in 2020. The employment agreement contains termination provisions stipulating that if the Company terminates the employment other than for death, disability, or cause (as such term is defined therein), or if employee resigns for “good reason”(as such term is defined in the agreement) , the Company shall pay severance payments equal to either one year’s salary at the rate of the compensation at the time of termination is employee is terminated within 12 months of the date of the agreement or six months’ salary is the employee is terminated after 12 months of the date of the agreement, continue to pay the regular benefits provided by the Company for the period equal to the length of the severance payments and pay a pro rata portion of any bonus achieved prior to such termination of employment.

On April 30, 2021, the Company entered into an employment agreement with each of the four managing directors and sellers of Aquila for an indefinite term, which can be terminated by either party upon six months’ written notice in accordance with German law. The agreements, which are identical, stipulate that in calendar year 2021, the employees will receive a salary of 105,000 euros, and a guaranteed bonus of 45,000 euros for a total of 150,000 euros per year on a pro-rata basis, and in calendar year 2022, they will receive a salary of 105,000 euros and a bonus of 45,000 euros, subject to the achievement by Aquila of certain targets. In addition, the employment agreements included a one time retention bonus of 10,000 euros upon closing of the acquisition which was paid in May 2021 by Aquila, and a retention bonus of 25,000 euros if the employee does not terminate his employment with the Company within two years after the agreement date or the Company does not terminate his employment for good cause.

The Company has a consulting agreement, which expires on December 31, 2021, with a Director of the Company and his affiliate for product development consulting services. The agreement provides that the consultant be paid a monthly retainer fee of $9,000, plus a grant of 20,000 options which were awarded during the year ended June 30, 2020. Consulting expense related to this agreement amounted to $108,000 and $76,200 for the years ended June 30, 2021 and 2020, respectively.

On July 20, 2020, the Company entered into a two-year consulting agreement with a Director and Chairman of the Board of SBI for consulting on strategic matters of the Company’s Bioprocessing Systems Operations. The agreement provided that the consultant be paid a monthly retainer of 5,000 euros which was increased to 12,500 euros effective March 2021 plus the issuance of 125,000 stock options of the Company which were awarded during the year ended June 30, 2021. Consulting expense related to this agreement amounted to $207,900 for the year ended June 30, 2021 and none in 2020, respectively.

The Company is required to make payments of 30% of the net royalties received from the license and sublicense acquired in the SBI acquisition in fiscal 2014 through December 2023, at which time the related patents will expire. Total contingent consideration payments made for this acquisition amounted to $168,000 and $372,600 for the years ended June 30, 2021 and 2020, respectively.

The fair value of contingent consideration estimated to be paid as of June 30, 2021 is as follows:

Year ended June 30,	Amount

2022	$136,600
2023	12,000
2024	11,400

160,000